UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22870

Investment Company Act file number:

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust II

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 11.6%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.370%, 06/30/2018 (a)(b)(c)	$2,935,000	$2,905,782

Global - 3.5%
Earthquake - 0.1%
Market Re 2014-4 Class A
4.000%, 06/15/2016 (a)(b)(c)	2,802,000	2,792,053
Market Re 2014-4 Class B
4.000%, 06/15/2016 (a)(b)(c)	1,019,000	1,015,382

		3,807,435

Mortality/Longevity - 0.8%
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)	4,550,676	4,564,897
Vitality Re VI Class B
2.420%, 01/08/2018 (a)(b)(c)	19,000,000	18,803,350

		23,368,247

Multiperil - 2.5%
Atlas IX 2015-1
7.447%, 01/07/2019 (a)(b)(c)	8,516,000	8,371,654
Galileo Re 2015-1 Class A
13.815%, 01/08/2018 (a)(b)(c)	15,778,000	16,057,271
Galileo Re 2016-1 Class A
13.815%, 01/08/2019 (a)(b)(c)	4,382,000	4,383,972
Galileo Re 2016-1 Class B
9.000%, 01/08/2019 (a)(b)(c)	4,382,000	4,382,657
Galileo Re 2016-1 Class C
7.320%, 01/08/2019 (a)(b)(c)	4,383,000	4,383,219
IBRD Re 2014-1
6.985%, 10/07/2017 (a)(b)(c)	5,000,000	4,986,000
Kilimanjaro Re 2014-1 Class B
4.820%, 04/30/2018 (a)(b)(c)	14,504,000	14,294,417
Loma Re 2013-1 A
9.685%, 01/08/2018 (a)(b)(c)	335,000	345,502
Loma Re 2013-1 B
12.055%, 01/08/2018 (a)(b)(c)	1,005,000	1,036,105
Loma Re 2013-1 C
18.055%, 01/08/2018 (a)(b)(c)	1,739,000	1,820,907
RW0003 (Horseshoe Segregated Account)
13.794%, 07/22/2016 (a)(b)(d)(e)(f)(g) (Cost: $7,919,966; Acquisition Date: 08/26/2015)	8,466,870	8,049,611
VenTerra Re 2013-1 A
4.070%, 01/09/2017 (a)(b)(c)	2,154,000	2,153,569

		70,264,884

Windstorm - 0.1%
Queen Street X Re Ltd
6.070%, 06/08/2018 (a)(b)(c)	1,721,000	1,702,844

		99,143,410

Japan - 0.2%
Earthquake - 0.2%
Kizuna Re II Class A
2.570%, 04/06/2018 (a)(b)(c)	2,500,000	2,488,875
Nakama Re
2.815%, 04/13/2018 (a)(b)(c)	1,500,000	1,491,750
Nakama Re 2014-2 Class 1
2.440%, 01/16/2019 (a)(b)(c)	1,000,000	993,850

		4,974,475

Mexico - 0.0%
Windstorm - 0.0%
MultiCat Mexico 2012-1 C
3.315%, 03/04/2016 (a)(b)(c)	4,000,000	600,000

Turkey - 0.0%
Earthquake - 0.0%
Bosphorus Re 2013-1 A
2.815%, 05/03/2016 (a)(b)(c)	1,250,000	1,239,000

United States - 7.8%
Earthquake - 0.8%
Golden State Re II
2.520%, 01/08/2019 (a)(b)(c)	5,400,000	5,300,100
Merna Re 2015-1
2.315%, 04/09/2018 (a)(b)(c)	2,522,000	2,506,363
Ursa Re 2015-1
5.000%, 09/21/2018 (a)(b)(c)	15,000,000	14,946,750

		22,753,213

Multiperil - 3.1%
East Lane Re VI
3.065%, 03/14/2018 (a)(b)(c)	14,443,000	14,266,796
East Lane VI 2015-1
4.065%, 03/13/2020 (a)(b)(c)	13,213,000	13,175,343
PennUnion Re 2015-1
4.815%, 12/07/2018 (a)(b)(c)	4,671,000	4,642,273
Residential Re 2015-1 Class 10
11.315%, 06/06/2019 (a)(b)(c)	8,197,000	8,267,494
Residential Re 2015-1 Class 11
6.315%, 06/06/2019 (a)(b)(c)	8,915,000	8,986,320
Residential Re 2014-1 10
15.315%, 06/06/2018 (a)(b)(c)	10,338,000	10,375,734
Residential Re 2014-1 13
3.820%, 06/06/2018 (a)(b)(c)	2,859,000	2,858,142
Riverfront Re 2014
4.315%, 01/06/2017 (a)(b)(c)	4,022,000	3,961,871
Sanders Re 2014-1 D
4.175%, 05/28/2019 (a)(b)(c)	21,295,000	20,682,769
Skyline Re 2014-1 A
14.315%, 01/23/2017 (a)(b)(c)	2,166,000	2,284,047

		89,500,789

Windstorm - 3.9%
Alamo Re 2015-1 Class A
6.215%, 06/07/2018 (a)(b)(c)	1,903,000	1,949,053
Alamo Re 2015-1 Class B
4.915%, 06/07/2018 (a)(b)(c)	809,000	824,775
Alamo Re Ltd.
5.555%, 06/07/2017 (a)(b)(c)	892,000	906,629
Citrus Re 2014-1
4.775%, 04/18/2017 (a)(b)(c)	944,000	934,135
Citrus Re 2014-2
4.595%, 04/24/2017 (a)(b)(c)	1,483,000	1,472,026
Citrus Re 2015-1 Class A
5.205%, 04/09/2018 (a)(b)(c)	8,501,000	8,429,167
Citrus Re 2015-1 Class B
6.640%, 04/09/2018 (a)(b)(c)	17,253,000	17,240,060
Citrus Re 2015-1 Class C
9.800%, 04/09/2018 (a)(b)(c)	5,319,000	5,363,946
Cranberry Re 2015-1
4.115%, 07/06/2018 (a)(b)(c)	5,044,000	5,104,528

Everglades Re 2014
7.765%, 04/28/2017 (a)(b)(c)	17,758,000	18,188,631
Everglades Re II 2015-1
5.465%, 05/03/2018 (a)(b)(c)	10,000,000	10,072,500
Gator Re 2014
6.585%, 01/09/2017 (a)(b)(c)	13,724,000	13,150,337
Kilimanjaro Re 2014-1 Class A
5.065%, 04/30/2018 (a)(b)(c)	9,740,000	9,671,820
Manatee Re 2015-1
5.315%, 12/22/2017 (a)(b)(c)	4,571,000	4,522,776
Market Re 2015-2
6.950%, 06/07/2016 (a)(b)(c)(d)	5,272,000	5,544,035
Pelican Re 2013-1 A
6.315%, 05/15/2017 (a)(b)(c)	8,000,000	8,154,800

		111,529,218

		223,783,220

TOTAL EVENT LINKED BONDS (Cost $336,795,316)		332,645,887

PARTICIPATION NOTES (QUOTA SHARES) - 11.0%
Global - 11.0%
Multiperil - 11.0%
Eden Re 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $7,000,000; Acquisition Date: 12/29/2014)	7,000,000	7,893,786
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $1,556,768; Acquisition Date: 03/19/2015)	1,542,500	12,868,351
Eden Re II 2016-1
04/23/2019 (a)(e)(f)(g) (Cost: $152,707,500; Acquisition Date: 12/30/2015)	152,707,500	153,628,906
Sector Re V LTD Series 5 Class A
03/01/2020 (a)(f)(g) (Cost: $2,492,759; Acquisition Date: 04/27/2015)	2,492,759	3,013,746
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f)(g) Cost: $17,250,000; Acquisition Date: 04/27/2015)	17,250,000	19,373,475
Sector Re V LTD Series 5 Class G
03/01/2020 (a)(f)(g) (Cost: $71,330,000; Acquisition Date: 06/26/2015)	71,330,000	79,490,152
Silverton Re 2014-1
09/16/2016 (a)(e)(f)(g) (Cost: $162,270; Acquisition Date: 12/18/2013)	162,270	86,422
Silverton Re 2015-1
09/18/2017 (a)(e)(g) (Cost: $35,000; Acquisition Date: 12/18/2014)	35,000	1,743,128
Silverton Re 2016-1
09/17/2018 (a)(e)(f)(g) (Cost: $35,262,500; Acquisition Date: 12/18/2015)	35,000,000	35,300,752

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $287,796,797)		313,398,718

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 71.7%
Canada - 0.1%
Multiperil - 0.1%
Awosting (Kane Segregated Account Company) (a)(f)(g) (Cost: $357,919; Original Acquisition Date: 12/27/2013)	112	1,210,968

Global - 66.0%
Marine/Energy - 2.0%
Kauai (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $51,394,000; Acquisition Date: 01/07/2016)	51,394	51,853,680
Victoria (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $5,180,502; Original Acquisition Date: 01/30/2014)	5,159	5,623,716

		57,477,396

Multiperil - 64.0%
Altair Re II (a)(f)(g) (Cost: $6,954,295; Original Acquisition Date: 12/27/2013)	15,632,172	634,666
Altair Re III (a)(f)(g) (Cost: $4,926,317; Original Acquisition Date: 12/23/2014)	24,351,607	9,652,977
Altair Re IV (a)(e)(f)(g) (Cost: $25,000,000; Acquisition Date: 01/04/2016)	25,000	25,024,508
Arenal (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $61,758,224; Acquisition Date: 05/07/2015)	61,758	70,532,002
Axis Ventures Re Cell 0003 (a)(e)(f)(g) (Cost: $33,453,740; Acquisition Date: 03/05/2015)	430,466	20,012,501
Axis Ventures Re Cell 0004 (a)(e)(f)(g) (Cost: $50,000,000; Acquisition Date: 07/02/2015)	500,000	57,478,783
Axis Ventures Re Cell 0005 (a)(e)(f)(g) (Cost: $42,000,000; Acquisition Date: 01/20/2016)	420,000	42,326,532
Banff (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $29,715,000; Acquisition Date: 01/22/2015)	29,715	31,851,842
Biscayne (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	43,777,414
Cardinal Re 2015-1 (a)(e)(f)(g) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	83,575,422
Carlsbad (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $133,003,576; Original Acquisition Date: 04/28/2014)	132,800	141,485,546
Cumberland (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $19,500,000; Acquisition Date: 04/10/2015)	19,500	25,232,220
Decker (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $8,012,643; Acquisition Date: 12/26/2013)	100	9,998,681
Denali (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $75,060,000; Acquisition Date: 01/05/2015)	75,060	86,713,652
Emerald Lake (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $225,073,000; Acquisition Date: 12/16/2015)	225,073	227,672,477
Hatteras (Kane Segregated Account Company) (a)(e)(g) (Cost: $68,808,000; Original Acquisition Date: 12/30/2014)	64,983	69,047,140
Hilo (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $5,155,976; Acquisition Date: 06/09/2015)	5,156	5,654,146
Hudson Alexander (Mt. Logan Re) (a)(e)(g) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,035,812
Hudson Charles (Mt. Logan Re) (a)(e)(g) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	30,536,454
Hudson Charles 2 (Mt Logan Re) (a)(e)(f)(g) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	10,361,036
Hudson Charles 3 (Mt Logan Re) (a)(e)(f)(g) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	17,763,932
Hudson Paul (Mt. Logan Re) (a)(g) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	30,810,441
Hudson Paul 3 (Mt Logan Re) (a)(f)(g) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	11,269,241
Kona (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $5,873,000; Acquisition Date: 07/23/2015)	5,873	6,436,776
La Ruta (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $23,765,000; Acquisition Date: 03/30/2015)	23,765	25,661,030
Latigo (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $98,121,720; Original Acquisition Date: 01/06/2014)	358	119,032,152
LRe 2015 (a)(e)(f)(g) (Cost: $33,255,235; Acquisition Date: 03/31/2015)	332,552	39,188,981
Mackinac (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $25,426,251; Acquisition Date: 02/05/2015)	22,136	28,926,949
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $17,856,196; Original Acquisition Date: 05/30/2014)	16,755	22,205,783
Mohonk (Kane Segregated Account Company) (a)(e)(g) (Cost: $75,061,438; Acquisition Date: 12/24/2013)	100	75,626,118
Mojave (Kane Segregated Account Company) (a)(e)(g) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,961,678
Mojave 2 (Mt. Logan Re) (a)(e)(f)(g) (Cost: $25,000,000; Acquisition Date: 12/24/2015)	25,000	25,307,785
Mulholland (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	17,374,886
Rainier (Mt. Logan Re) (a)(f)(g) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	15,045,732
Revelstoke (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $15,377,000; Original Acquisition Date: 01/28/2015)	15,350	16,915,536
Rondout (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $64,420,273; Original Acquisition Date: 06/19/2014)	62,734	78,668,155
Skytop (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $11,991,913; Acquisition Date: 01/09/2014)	100	18,880,898
SR0001 (Horseshoe Re Segregated Account) (a)(e)(f)(g) (Cost: $17,618,550; Acquisition Date: 07/10/2015)	1,000	19,478,682
SR0002 (Horseshoe Re Segregated Account) (a)(e)(f)(g) (Cost: $29,041,250; Acquisition Date: 12/30/2015)	29,041,250	29,250,434
SR0003 (Horseshoe Re Segregated Account) (a)(e)(f)(g) (Cost: $16,041,250; Acquisition Date: 12/30/2015)	16,041,250	16,146,064
SR0004 (Horseshoe Re Segregated Account) (a)(e)(f)(g) (Cost: $15,741,250; Acquisition Date: 12/30/2015)	15,741,250	15,810,921
Sugarloaf (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $19,288,000; Acquisition Date: 01/12/2016)	19,288	19,325,745
Tallgrass (Kane Segregated Account Company) (a)(e)(g) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,535,501
Turrialba (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $10,061,000; Acquisition Date: 03/31/2015)	10,061	11,322,324
Twin Lakes (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $49,532,000; Acquisition Date: 01/04/2016)	49,532	49,841,496
Yellowstone (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,550,025

		1,825,941,176

		1,883,418,572

United States - 5.6%
Agriculture - 3.6%
Axis Venture Re Cell 0002 (a)(e)(f)(g) (Cost: $7,489,400; Acquisition Date: 08/29/2014)	74,894	2,643,160
Bayswater (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $20,310,577; Acquisition Date: 06/16/2014)	26,899	23,532,566
Demeter Re 2015 Class A (a)(e)(f)(g) (Cost: $22,750,000; Acquisition Date: 05/20/2015	227,500	24,661,554
Demeter Re 2015 Class C (a)(e)(f)(g) (Cost: $4,500,000; Acquisition Date: 05/20/2015)	45,000	5,137,681
Hanalei (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $40,885,000; Acquisition Date: 06/22/2015)	40,885	47,261,692

		103,236,653

Windstorm - 2.0%
Fescue (Mt. Logan Re) (a)(f)(g) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	56,672,790

		159,909,443

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $1,904,039,033)		2,044,538,983

PRIVATE FUND UNITS - 4.9%
Global - 4.9%
Multiperil - 4.9%
Aeolus Property Catastrophe J15 Keystone Fund (a)(e)(f)(g) (Cost: $14,574,323; Original Acquisition Date: 12/23/2014)	16,146	16,815,113
Aeolus Property Catastrophe J16 Keystone Fund (a)(e)(f)(g) (Cost: $52,875,903; Acquisition Date: 01/21/2016)	52,876	53,444,989
Aeolus Property Catastrophe MY15 Keystone Fund (a)(e)(f)(g) (Cost: $60,045,727; Original Acquisition Date: 05/20/2015)	60,046	69,658,945

TOTAL PRIVATE FUND UNITS (Cost $127,495,953)		139,919,047

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.18% (h)	912,112	912,112
First American Government Obligations Fund - Class Z - 0.12% (h)	922,762	922,762
First American Treasury Obligations Fund - Class Z - 0.14% (h)	922,761	922,761
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.18% (h)	922,762	922,762

TOTAL SHORT-TERM INVESTMENTS (Cost $3,680,397)		3,680,397

TOTAL INVESTMENTS (Cost $2,659,807,496) - 99.3%		2,834,183,032

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		18,580,605

TOTAL NET ASSETS - 100.0%		$2,852,763,637

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $2,825,937,738. Foreign concentration is as follows: Bermuda: 95.5%, Cayman Islands: 3.0%, Ireland: 0.4%, Supranational: 0.2%.
(b)	Variable rate security. The rate shown is as of January 31, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $324,596,276, which represents 11.4% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $2,278,732,171, which represents 79.9% of net assets.
(f)	Non-income producing security.
(g)	Security is restricted to resale. The aggregate value of these securities at January 31, 2016 was $2,505,906,359, which represents 87.8% of net assets.
(h)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, March 2016 Settlement	282	$19,889,460	$491,283
Canadian Dollar, March 2016 Settlement	17	1,213,290	40,503
Euro Fx, March 2016 Settlement	205	27,773,656	89,981
U.S. Treasury 5-Year Note, March 2016 Settlement	28	3,378,812	(53,873)

TOTAL FUTURES CONTRACTS SOLD		$52,255,218	$567,894

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CALL OPTIONS
Average Temperature Index, Expires 03/31/2016, Strike Level 452 (a)	1	$1,252,685

TOTAL WRITTEN OPTIONS (Premiums Received: $1,097,277)		$1,252,685

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $1,252,685, which represents 0.0% of net assets.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:

Stone Ridge Reinsurance Risk Premium Interval Fund
Cost of investments	$2,659,807,496

Unrealized Appreciation	$209,831,519
Unrealized Depreciation	(35,455,983)

Net unrealized appreciation	$174,375,536

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Investment Valuation and Fair Value Measurement

In determining the net asset value (“NAV”) of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Long-term debt securities issued with a maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser (as defined herein) will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board of Trustees) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation notes and preference shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota Shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

Over-the-counter (“OTC”) options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board of Trustees. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Fund believes to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2016:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
China	$—	$—	$2,905,782	$2,905,782
Global	—	77,735,467	21,407,943	$99,143,410
Japan	—	4,974,475	—	4,974,475
Mexico	—	600,000	—	600,000
Turkey	—	1,239,000	—	1,239,000
United States	—	215,955,138	7,828,082	223,783,220

Total Event-Linked Bonds	—	300,504,080	32,141,807	332,645,887
Participation Notes (Quota Shares) (1)	—	—	313,398,718	313,398,718
Preference Shares (Quota Shares) (1)	—	—	2,044,538,983	2,044,538,983
Private Fund Units (1)	—	—	139,919,047	139,919,047
Money Market Funds	3,680,397	—	—	3,680,397

Total Assets	$3,680,397	$300,504,080	$2,529,998,555	$2,834,183,032

Liabilities

Written OTC Options	$—	$—	$(1,252,685)	$(1,252,685)

Total Liabilities	$—	$—	$(1,252,685)	$(1,252,685)

Other Financial Instruments*
Unrealized appreciation on futures	$621,767	$—	$—	$621,767
Unrealized depreciation on futures	(53,873)	—	—	(53,873)

Total	$567,894	$—	$—	$567,894

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the net unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current period ended January 31, 2016:

	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Private Fund Units	Written Options
Beginning Balance - November 1, 2015	$31,984,576	$284,548,010	$1,561,009,607	$139,185,229	$—
Acquisitions/Cover	—	187,970,000	567,774,552	52,875,903	—
Dispositions/Short	—	(152,707,500)	(31,406,996)	(52,932,271)	(1,097,277)
Realized gains	—	—	2,151,838	6,510,136	—
Realized losses	—	(487,545)	(8,501,703)	—	—
Return of capital	—	(14,017,730)	(55,082,398)	(1,571,759)	—
Change in unrealized appreciation (depreciation)	157,231	8,093,483	8,594,083	(4,148,191)	(155,408)
Transfers in/(out) of Level 3	—	—	—	—	—

Ending Balance - January 31, 2016	$32,141,807	$313,398,718	$2,044,538,983	$139,919,047	$(1,252,685)

As of January 31, 2016, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $157,231 for Event-linked Bonds, $8,093,483 for Participation Notes, $8,594,083 for Preference Shares, $(4,135,951) for Private Fund Units and $(155,408) for Written Options.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2016:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/2016	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE		WEIGHTED AVERAGE
Event Linked Bonds	Financial Services	$8,049,611	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$ $	0.5MM-$0.5MM 1.0MM-$1.0MM	$ $	0.5MM 1.0MM

Participation Notes (Quota Shares)	Financial Services	$211,521,345	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$ $	0.0MM-$11.5MM 0.0MM-$22.1MM	$ $	3.4MM 6.3MM

Preference Shares (Quota Shares)	Financial Services	$1,919,242,168	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$ $	0.1MM-$40.4MM 0.4MM-$57.5MM	$ $	6.4MM 11.6MM

Private Fund Units	Financial Services	$139,919,047	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$ $	1.4MM-$9.3MM 3.1MM-$18.2MM	$ $	4.4MM 10.1MM

The Level 3 securities not listed above were priced using an indicative bid and amount to $251,266,384.

Derivative Transactions – The Fund engaged in derivatives and hedging activities during the period ended January 31, 2016. The use of derivatives included options and futures contracts. Further information regarding derivative activity for the Fund can be found in the Schedule of Investments.

Futures Contracts — The Fund may purchase and sell futures contracts. The Fund held futures contracts during the period ended January 31, 2016. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2016, was $81,497,606 for short contracts.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended January 31, 2016. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that the index options require cash settlement payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended January 31, 2016, was $1,046,249.

Transactions in options written during the period ended January 31, 2016 were as follows:

	Reinsurance Risk Premium Interval Fund
OTC Options	Contracts	Premiums
Outstanding, Beginning of period	—	$—
Options written	2	2,278,739
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(1)	(1,181,462)

Outstanding, end of period	1	$1,097,277

Statement of Assets and Liabilities — Values of Derivatives at January 31, 2016

ASSET DERIVATIVES		LIABILITY DERIVATIVES
STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Reinsurance Risk Premium Interval Fund
Net assets - Unrealized appreciation on futures*	$621,767	Net assets - Unrealized depreciation on futures*	$53,873

Total	$621,767		$53,873

		Options written, at Fair Value	$1,252,685

Total			$1,252,685

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens

Ross Stevens, President

Date	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens

Ross Stevens, President

Date	March 29, 2016

By (Signature and Title)*	/s/ Patrick Kelly

Patrick Kelly, Treasurer

Date	March 29, 2016

*	Print the name and title of each signing officer under his or her signature.